Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	1-32414
Entity Registrant Name	W&T Offshore, Inc.
Entity Central Index Key	0001288403
Entity Tax Identification Number	72-1121985
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	5718 Westheimer Road
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77057
City Area Code	713
Local Phone Number	626-8525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001
Trading Symbol	WTI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false